--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 2000

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 1)    Moody's   & Poor's
   ------                                                                         ----     -----       ------     -------   --------
Tax Exempt Investments (14.54%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Kentucky Interlocal School TRAN                                   06/29/01   4.34%  $  2,011,360               SP-1+
  1,500,000   Michigan Municipal Bond Authority RB - Series 2000B-1             07/02/01   4.29      1,509,315               SP-1+
  1,000,000   New Hampshire Health & Education Facility Authority RAN
              (Little Hospital) - Series E
              LOC LaSalle National Bank                                         05/17/01   4.74      1,005,811               SP-1+
  2,000,000   Ohio School Districts Cash Flow TAN                               06/29/01   4.41      2,012,800     MIG-1
  2,500,000   State of Oregon Housing & Community Services Mortgage RB          06/21/01   4.50      2,500,000     MIG-1
  5,000,000   State of Texas TRAN                                               08/31/00   3.64      5,006,231     MIG-1     SP-1+
  3,000,000   State of Texas TRAN                                               08/31/00   3.84      3,002,473     MIG-1     SP-1+
  2,900,000   University of Cincinnati General Receipts BAN - Series AE-2       10/05/00   3.93      2,903,626     MIG-1     SP-1+
  1,100,000   University of Cincinnati General Receipts BAN - Series AK1        12/21/00   3.84      1,101,727     MIG-1     SP-1+
  1,000,000   University of Cincinnati General Receipts BAN - Series AL         12/21/00   3.84      1,001,570     MIG-1     SP-1+
  4,050,000   Whitman-Hanson Regional School, MA BAN                            10/13/00   4.14      4,054,416     MIG-1
  1,350,000   Wisconsin School Districts Cash Flow - Series A2                  09/28/00   3.74      1,350,000     MIG-1
  2,800,000   Wisconsin School Districts Cash Flow - Series B2                  11/01/00   3.92      2,800,000     MIG-1
-----------                                                                                       ------------
 30,200,000   Total Tax Exempt Investments                                                          30,259,329
-----------                                                                                       ------------
Variable Rate Demand Instruments (b) (67.83%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,500,000   Bartow County, GA Development Authroity PCRB
              (Georgia Power Company Plant Bowen Project)                       03/01/24   4.55%  $  3,500,000    VMIG-1      A1+
  1,365,000   Bloomington, IL Normal Airport Authority - Series 1995A           01/01/13   4.80      1,365,000    VMIG-1
    700,000   Burke County, GA Development Authority PCRB
              (Georgia Power Company Vogtle 2nd - Series)                       04/01/25   4.55        700,000    VMIG-1      A1
  5,000,000   Burlington, KS Environmental Agency (Power and Light)             09/01/15   4.90      5,000,000    VMIG-1      A1
  2,975,000   Capital Realty Investment MHRB COPS - Series 1996
              LOC Swiss Bank                                                    12/01/04   5.05      2,975,000    VMIG-1      A1+
  3,650,000   City & County of Denver, CO Refunding MHRB
              (Cottonwood Creek Project)
              LOC General Electric Capital Corporation                          04/15/14   5.00      3,650,000                A1+
  2,000,000   Columbia, AL IDRB PCRB
              (Alabama Power Company Project) - Series A                        11/01/21   4.55      2,000,000    VMIG-1      A1+
  5,700,000   Commonwealth of Puerto Rico                                       07/30/00   4.75      5,700,000    VMIG-1
  2,800,000   Cuyahoga, OH HRB (Cleveland Clinic) - Series 1997C                01/01/16   4.80      2,800,000    VMIG-1      A1+
  5,000,000   Dallas Area Rapid Transit (North Central Light)
              LOC Dexia CLF                                                     01/05/05   4.75      5,000,000    VMIG-1      A1+
    400,000   DeKalb County, GA Development Authority IDRB (Pet Inc. Project)
              LOC Credit Suisse First Boston                                    02/01/02   4.85        400,000      P1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                  ------------------
    Face                                                                           Maturity             Value               Standard
   Amount                                                                            Date     Yield    (Note 1)   Moody's   & Poor's
   ------                                                                            ----     -----     ------    -------   --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   600,000   DeKalb County, GA Development Authority IDRB (Pet Inc. Project)
              LOC Credit Suisse First Boston                                       02/01/04   4.85%  $    600,000    P1
  7,150,000   DeKalb County, GA Housing Authority
              LOC Bank of Montreal                                                 12/01/07   4.90      7,150,000            A1+
  1,700,000   Delaware County, PA IDA PCRB (Philadelphia Electric Company)
              LOC Toronto Dominion Bank                                            08/01/16   4.55      1,700,000    P1      A1+
    700,000   Delaware Valley, PA Regional Finance Authority Local Government RB
              LOC Credit Suisse First Boston                                       12/01/18   4.75        700,000  VMIG-1    A1+
 10,000,000   Emmaus, PA General Authority Local Government
              (Pool Project) - Series C16
              LOC KBC Bank                                                         03/01/24   4.90     10,000,000            A1
  2,200,000   Greystone RB Certificate
              (Variable Senior Certificates of Beneficial Ownership)
              LOC Credit Suisse First Boston                                       05/01/28   4.93      2,200,000  VMIG-1    A1+
  3,200,000   Harris County, TX Industrial Development Corporation RB
              (Baytank Houston Inc. Project)
              LOC Rabobank Nederland                                               02/01/20   4.75      3,200,000            A1+
  4,000,000   Harris County, TX Health Facilities (Methodist Hospital)             12/01/25   4.55      4,000,000            A1+
  6,000,000   Harris County, TX Health Faciltiies Development Corporation
              (Memorial Hospital Systems)                                          12/01/26   4.55      6,000,000  VMIG-1    A1+
  5,000,000   Harris County, TX Health Facilities Development Authority
              (Texas Children's Hospital)
              Insured by MBIA Insurance Corp.                                      10/01/29   4.90      5,000,000  VMIG-1    A1+
  3,600,000   Illinois Development Finance Authority RB (Glenwood School for Boys)
              LOC Harris Trust                                                     02/01/33   4.70      3,600,000            A1+
  3,300,000   Illinois Educational Facilities Authority
              (Chicago Children's Museum) - Series 1994
              LOC National Bank of Detroit                                         02/01/28   4.75      3,300,000  VMIG-1    A1+
  3,000,000   Illinois HEFA RB (Rush-Presbyterian St. Luke's)
              LOC Northern Trust Bank                                              11/15/06   4.80      3,000,000  VMIG-1    A1+
  2,400,000   Indiana HEFA (Rehabilitation Hospital of Indiana)
              LOC National Bank of Detroit                                         11/01/20   4.70      2,400,000  VMIG-1
  1,500,000   Irvine, CA Improvement Bond Act (Assesment District # 97-16)
              LOC Societe General                                                  09/02/22   4.15      1,500,000  VMIG-1    A1+
  3,200,000   Jackson County, MS Port Facility RB (Chevron USA Inc. Project)       06/01/23   4.55      3,200,000    P1
  1,100,000   Jacksonville, FL Electric Authority RB (Electric System) - Series A  10/01/10   4.55      1,100,000  VMIG-1    A1+
  2,200,000   Jacksonville, FL Electric Authority (Electric System) - Series C     10/01/10   4.55      2,200,000  VMIG-1    A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 2000

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 1)    Moody's   & Poor's
   ------                                                                         ----     -----       ------     -------   --------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,945,000  Kansas State Development Authority (Village Shalom Obligation)
              LOC LaSalle National Bank                                         11/15/28   4.60%  $  2,945,000                A1+
   2,000,000  Kentucky EDFA (Pooled Hospital Loan Program)
              Insured by Capital Reinsurance                                    08/01/18   4.95      2,000,000                A1+
     695,000  Lancaster, PA Higher Education Authority College RB
              (Franklin & Marshall College)
              LOC Chase Manhattan Bank, N.A.                                    04/15/27   4.87        695,000    VMIG-1      A1
   6,680,000  Lisle, IL MHRB
              Collateralized by Federal National Mortgage Association           09/15/26   4.90      6,680,000                A1+
   2,500,000  Maryland State IDA RB (Johnson Control Inc.)                      12/01/03   5.05      2,500,000    VMIG-1
   3,700,000  Michigan Strategic Fund Limited Obligation RB
              (Detroit Edison Company) - Series CC
              LOC Barclays Bank PLC                                             09/01/30   4.60      3,700,000      P1        A1+
   2,760,000  Missouri HEFA (Washington University)                             09/01/10   4.75      2,760,000    VMIG-1      A1+
   4,420,000  Montgomery County, MD Housing Opportunities Commission MHRB
              (Oakwood-Gainesburg)
              Guaranteed by Federal Home Loan Mortgage Corporation              11/01/07   4.90      4,420,000                A1+
   1,000,000  M-S-R Public Power Agency, CA (San Juan Project Lein) - Series F
              Insured by MBIA Insurance Corp.                                   07/01/22   4.15      1,000,000    VMIG-1      A1+
   3,000,000  North Carolina Medical Care Community Health Care Facilities RB
              (The Givens Estates Inc. Project)
              LOC First Union National Bank                                     12/01/26   4.60      3,000,000    VMIG-1
   1,800,000  Pennsylvania State Turnpike Commission                            06/01/28   4.50      1,800,000    VMIG-1      A1+
   1,200,000  Philadelphia, PA Water & Waste Water RB - Series B
              Insured by AMBAC Indemnity Corp.                                  08/01/27   4.70      1,200,000    VMIG-1      A1+
   2,350,000  Pitkin County,CO IDRB (Aspen Skiing Company Project)
              LOC Bank One Capital Market                                       04/01/16   4.60      2,350,000                A1+
     900,000  Reading, PA (York County General Authority)
              Insured by AMBAC Indemnity Corp.                                  09/01/26   4.75        900,000                A1+
   1,000,000  Roanoke, VA IDA HRB (Raonoke Memorial Hospital)                   07/01/19   4.55      1,000,000    VMIG-1      A1
   1,700,000  Roanoke, VA IDA HRB (Carilion Health Systems)                     07/01/27   4.60      1,700,000    VMIG-1      A1+
     400,000  Royal Oak, MI HFA RB (William Beaumont Hospital)                  01/01/27   4.50        400,000    VMIG-1      A1+
   5,220,000  San Bernardino County, CA MFHRB (Parkview Place) - Series A
              Guaranteed by Federal Home Loan Bank                              03/01/27   4.25      5,220,000                A1+
   3,000,000  Town of Hurley, NM PCRB (Kennecott Santa Fe - British Petroleum)  12/01/15   4.55      3,000,000      P1        A1+
------------                                                                                      ------------
 141,210,000  Total Variable Rate Demand Instruments                                               141,210,000
------------                                                                                      ------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONCLUDED)
JUNE 30, 2000

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                 Standard
   Amount                                                                         Date     Yield     (Note 1)     Moody's   & Poor's
   ------                                                                         ----     -----      ------      -------   --------
Put Bonds (c) (13.00%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Chicago GO Tender Notes
              LOC Landesbank Hessen                                             12/07/00   3.90% $   2,000,000    VMIG-1     SP1+
  7,500,000   Connecticut State Special Assessment Unemployment Compensation
              Advance Fund RB - Series 1993C
              Insured by FGIC                                                   07/01/00   3.38      7,500,000    VMIG-1      A1+
  8,000,000   Connecticut State Special Assessment Unemployment Compensation
              Advance Fund RB - Series 1993C
              Insured by FGIC                                                   07/01/01   4.35      8,000,000    VMIG-1      A1+
  6,885,000   Vermont Educational & Health Building Finance Agency
              (Middlebury College)                                              11/01/00   3.85      6,885,000                A1+
  2,680,000   Vermont Educational & Health Building Finance Agency
              (Middlebury College)                                              05/01/01   4.35      2,680,000                A1+
-----------                                                                                       ------------
 27,065,000   Total Put Bonds                                                                       27,065,000
-----------                                                                                       ------------
Revenue Bond (0.96%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   State of Oregon Housing and Community
              Services Single Family Housing
              Collaterized by U.S. Government Agencies                          11/02/00   3.85% $   2,000,000     MIG-1
-----------                                                                                       ------------
  2,000,000   Total Revenue Bond                                                                     2,000,000
-----------                                                                                       ------------
Tax Exempt Commercial Paper (9.66%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   Hospital Board of Lee County (Lee Memorial Hospital Project)      10/16/00   4.40% $   5,000,000    VMIG-1      A1+
  5,000,000   Houston, TX - Series C                                            07/11/00   4.75      5,000,000      P1        A1+
  3,100,000   Maricopa County, AZ PCRB
              (Southern California Edison Company)                              08/08/00   4.25      3,100,000      P1        A1
  3,000,000   State of Wisconsin GO                                             07/12/00   4.20      3,000,000      P1        A1+
  4,000,000   State of Wisconsin GO                                             08/08/00   4.20      4,000,000      P1        A1+
-----------                                                                                       ------------
 20,100,000   Total Tax Exempt Commercial Paper                                                     20,100,000
-----------                                                                                       ------------
              Total Investments (105.99%) (Cost $220,634,329+)                                     220,634,329
              Liabilities in Excess of Net Cash and Others Assets (-5.99%)                       (  12,463,791)
                                                                                                  ------------
              Net Assets (100.00%), 208,191,148 Shares Outstanding (Note 3)                      $ 208,170,538
                                                                                                  ============
              Net Asset Value, offering and redemption price per share                           $        1.00
                                                                                                  ============


              +    Aggregate cost for Federal income tax purposes is identical.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================









FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Deloitte & Touche LLP.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c)  Maturity date indicated is the next put date.


KEY:

     BAN     =   Bond Anticipation Note                        IDRB    =   Industrial Development Revenue Bond
     COPS    =   Certificates of Participation                 LOC     =   Letter of Credit
     EDFA    =   Economic Development Finance Authority        MHRB    =   Multifamily Housing Revenue Bond
     FGIC    =   Financial Guarantee Insurance Company         PCRB    =   Pollution Control Revenue Bond
     GO      =   General Obligations                           RAN     =   Revenue Anticipation Note
     HFA     =   Housing Finance Authority                     RB      =   Revenue Bond
     HEFA    =   Health and Education Facilities Authority     TAN     =   Tax Anticipation Note
     HRB     =   Hospital Revenue Bond                         TRAN    =   Tax and Revenue Anticipation Note
     IDA     =   Industrial Development Authority



















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2000

================================================================================







INVESTMENT INCOME

Interest income.............................................................................  $   7,647,078
Expenses (Note 2)...........................................................................  (     833,233)
                                                                                               ------------
Net investment income.......................................................................      6,813,845



REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.....................................................  (      15,960)
                                                                                               ------------
Net increase in net assets from operations..................................................  $   6,797,885
                                                                                              =============


























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JUNE 30, 2000 AND 1999

================================================================================





                                                                              Year                     Year
                                                                             Ended                    Ended
                                                                         June 30, 2000           June 30, 1999
                                                                         -------------           -------------


INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income............................................   $     6,813,845         $     5,589,202
   Net realized gain (loss) on investments..........................   (        15,960)                     49
                                                                        --------------         ---------------
   Net increase in net assets from operations.......................         6,797,885               5,589,251
Dividends to shareholders from net investment income................   (     6,813,845)        (     5,589,202)
Net increase (decrease) from capital share transactions (Note 3)....        18,650,674         (     2,480,032)
                                                                        --------------          --------------
       Total increase (decrease) in net assets......................        18,634,714         (     2,479,983)
Net assets:
   Beginning of year................................................       189,535,824             192,015,807
                                                                       ---------------         ---------------
   End of year......................................................   $   208,170,538         $   189,535,824
                                                                       ===============         ===============















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
================================================================================
1. Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the "Manager") at the annual rate of
 .40 of 1% per annum of the Fund's average daily net assets up to $250 million; .35 of 1% per annum of the average daily net assets between $250 million and
$500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

3. Capital Stock

At June 30, 2000, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $208,191,148. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                  Year Ended                            Year Ended
                                                 June 30, 2000                        June 30, 1999
                                                 -------------                        -------------
Sold......................................         695,818,387                          550,776,547
Issued on reinvestment of dividends.......           1,772,803                            1,686,931
Redeemed..................................      (  678,940,516)                      (  554,943,510)
                                                 -------------                        -------------
Net increase (decrease)...................          18,650,674                       (    2,480,032)
                                                 =============                        =============

4. Liabilities

At June 30, 2000, the Fund had the following liabilities:
Payables for securities purchases.........     $    13,535,408
Accrued management fee....................               6,802
Dividends payable.........................             526,736
                                                --------------
   Total liabilities......................     $    14,068,946
                                                ==============

5. Sales of Securities

Accumulated undistributed realized losses at June 30, 2000 amounted to $20,610. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire through June 30, 2007.















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
================================================================================
6. Financial Highlights

                                                                           Year Ended June 30,
                                                 -----------------------------------------------------------------------
                                                   2000            1999           1998           1997            1996
                                                 ---------       ---------      ---------      ---------       ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.........      $  1.00         $  1.00        $  1.00        $  1.00         $  1.00
                                                 ---------       ---------      ---------      ---------       ---------
Income from investment operations:
  Net investment income....................         0.033           0.029          0.033          0.032           0.033
Less distributions:
  Dividends from net investment income.....      (  0.033)       (  0.029)      (  0.033)      (  0.032)       (  0.033)
                                                  -------         -------        -------        -------         -------
Net asset value, end of year...............      $  1.00         $  1.00        $  1.00        $  1.00         $  1.00
                                                 ========        ========       ========       ========        ========
Total Return...............................         3.30%           2.92%          3.31%          3.23%           3.31%
Ratios/Supplemental Data
Net assets, end of year (000)..............      $ 208,171       $ 189,536      $ 192,016      $ 199,050       $ 254,251
Ratios to average net assets:
  Expenses.................................         0.40%           0.40%          0.40%          0.40%           0.40%
  Net investment income....................         3.29%           2.89%          3.26%          3.18%           3.26%




















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS


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To the Board of Directors and Shareholders of
Tax Exempt Proceeds Fund, Inc.





We have audited the accompanying statement of net assets of Tax Exempt Proceeds Fund, Inc. (the "Fund") as of June 30, 2000 and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is the express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 1999 and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated July 23, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Tax Exempt Proceeds Fund, Inc. as of June 30, 2000, the results of its operations, changes in its net assets, and its financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.





  Deloitte & Touche LLP
  New York, New York
  July 28, 2000




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This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
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Tax Exempt Proceeds Fund, Inc.
    600 Fifth Avenue
    New York, New York 10020


Manager
    Reich & Tang Asset Management, L.P.
    600 Fifth Avenue
    New York, New York 10020


Custodian
    State Street Kansas City
    801 Pennsylvania
    Kansas City, Missouri 64105


Transfer Agent &
   Dividend Disbursing Agent
    Reich & Tang Services, Inc.
    600 Fifth Avenue
    New York, New York 10020








TEP6/00A

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                                   TAX EXEMPT
                                   PROCEEDS
                                   FUND, INC.




















                                                             Annual Report
                                                             June 30, 2000





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